CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance as at Dec. 31, 2017	$ 4	$ 0	$ 411,018	$ 6	$ (280,256)	$ 130,772
Balance as at Dec. 31, 2017	405,097	389
Net income /(loss)					(52,895)	(52,895)
Issuance of Series B preferred stock, net of expenses (Note 8), shares		17,490
Issuance of Series B preferred stock, net of expenses (Note 8), value			17,413			17,413
Conversion of Series B preferred stock to common stock (Note 9), shares	1,025,027
Conversion of Series B preferred stock to common stock (Note 9), shares		(17,529)
Conversion of Series B preferred stock to common stock (Note 9), value			(10)
Conversion of Series B preferred stock to common stock (Note 9), value	$ 10
Issuance of restricted stock and compensation cost on restricted stock (Note 9), shares	16,170
Issuance of restricted stock and compensation cost on restricted stock (Note 9), value			235			235
Actuarial gain / (loss)				51		51
Dividends declared and paid ($0.10 per share) (Note 11)						0
Balance as at Dec. 31, 2018	$ 14	$ 0	428,656	57	(333,151)	95,576
Balance as at Dec. 31, 2018	1,446,294	350
Net income /(loss)					(32,057)	(32,057)
Issuance of Series B preferred stock, net of expenses (Note 8), shares		6,470
Issuance of Series B preferred stock, net of expenses (Note 8), value			6,452			6,452
Conversion of Series B preferred stock to common stock (Note 9), shares	710,051
Conversion of Series B preferred stock to common stock (Note 9), shares		(5,220)
Conversion of Series B preferred stock to common stock (Note 9), value			(7)
Conversion of Series B preferred stock to common stock (Note 9), value	$ 7
Issuance of restricted stock and compensation cost on restricted stock (Note 9), shares	574,779
Issuance of restricted stock and compensation cost on restricted stock (Note 9), value	$ 6		3,249			3,255
Issuance of common stock in exchange for entities' acquisition (Note 9), shares	2,170,947
Issuance of common stock in exchange for entities' acquisition (Note 9), value	$ 22		20,978			21,000
Actuarial gain / (loss)				12		12
Dividends declared and paid ($0.10 per share) (Note 11)						0
Balance as at Dec. 31, 2019	$ 49	$ 0	459,328	69	(365,208)	94,238
Balance as at Dec. 31, 2019	4,902,071	1,600
Net income /(loss)					3,777	3,777
Conversion of Series B preferred stock to common stock (Note 9), shares	195,215
Conversion of Series B preferred stock to common stock (Note 9), shares		(1,100)
Conversion of Series B preferred stock to common stock (Note 9), value			(2)
Conversion of Series B preferred stock to common stock (Note 9), value	$ 2
Repurchase and cancellation of Series B preferred shares (Note 9), shares		(400)
Repurchase and cancellation of Series B preferred shares (Note 9), value			(400)			(400)
Repurchase and cancellation of Series C preferred stock, including expenses (Note 9), shares		(100)
Repurchase and cancellation of Series C preferred stock, including expenses (Note 9), value			(3,015)		1,500	(1,515)
Issuance of restricted stock and compensation cost on restricted stock (Note 9), shares	67,225
Issuance of restricted stock and compensation cost on restricted stock (Note 9), value	$ 1		1,915			1,916
Common shares re-purchase and retirement, including expenses (Note 9), shares	(81,785)
Common shares re-purchase and retirement, including expenses (Note 9), value	$ (1)		(655)			(656)
Actuarial gain / (loss)				(61)		(61)
Dividends declared and paid ($0.10 per share) (Note 11)					(502)	(502)
Balance as at Dec. 31, 2020	$ 51	$ 0	$ 457,171	$ 8	$ (360,433)	$ 96,797
Balance as at Dec. 31, 2020	5,082,726	0